SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Other Intangible Assets (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Other Intangible Assets
Goodwill impairment	$ 0	$ 0
Impairment of finite-lived intangible assets	$ 0	$ 0
Minimum
Goodwill and Other Intangible Assets
Estimated Useful Life	5 years
Maximum
Goodwill and Other Intangible Assets
Estimated Useful Life	10 years